Initial Public Offering (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 14, 2022	Jun. 30, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Net proceeds			$ 172,500,000
Price per unit	$ 10.2
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of shares	17,250,000
Shares exercised	2,250,000
Sale of stock price per shares	$ 10
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Net proceeds	$ 175,950,000
Price per unit	$ 10.2
Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Warrant, description		Each Unit that the Company offered had a price of $10.00 and consists of one share of Class A common stock, and one-half of one redeemable warrant. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment.	Each Unit that the Company offered had a price of $10.00 and consists of one share of Class A common stock, and one-half of one redeemable warrant. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment.